Regulatory Requirements (Details) - Schedule of Capital Requirements - Solomon JFZ (Asia) Holdings Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Capital Requirements [Line Items]
Minimum regulatory capital requirements	$ 383	$ 383
Capital levels maintained	$ 3,573	$ 1,632